Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Note Payable
4.
NOTE PAYABLE

On August 2, 2023, the Company closed the placement of $35 million senior secured notes due 2029 (the “Secured Notes”).

The terms of the Secured Notes include:

•
a term of 6 years and maturity date of June 30, 2029 with no principal payments due until maturity date;
•
the notes bear interest at a fixed rate of 15% per annum and include an upfront fee of 2% of the principal payment;
•
the Company is permitted to prepay all (but not less than all) of the notes beginning on July 1, 2025 subject to a redemption premium of (i) 7.5% of the principal to be redeemed on or prior to August 2, 2026, (ii) 5.0% of the principal to be redeemed after August 2, 2026 or on or prior to August 2, 2027, (iii) 2.5% of the principal to be redeemed after August 2, 2027 or on or prior to August 2, 2028, (iv) 0% of the principal to be redeemed after August 2, 2028;
•
the investors were granted 10 million warrants, each exercisable into one share of Class A common stock at an exercise price of $1.00 per share, with such warrants expiring on June 30, 2030;
•
each of the Company's material subsidiaries guaranteed the notes;
•
the notes and the related guarantees are secured by a lien on substantially all of the property and assets of the Company and the guarantors of the notes.
•
financial covenants requirements as follows: minimum adjusted EBITDA of (i) $5,000,000 for the fiscal year ended December 31, 2023, (ii) $15,000,000 for the fiscal year ended December 31, 2024 and (iii) $25,000,000 for the fiscal year ended December 31, 2025;
•
minimum liquidity of $5,000,000 measured at each quarter end; and
•
collateral substantially of all the Company's assets.

The Company determined that the terms of the warrants issued in the financing require the warrants to be classified as equity. Accordingly, upon issuance, the Company recorded debt issuance costs of $3.8 million related to the warrants along with a corresponding credit to additional paid in capital. As the warrants are classified as equity warrants the Company will not remeasure the warrants each accounting period.

The debt issuance costs resulting from the warrants along with other direct costs of the financing will be amortized to interest expense using the effective interest method.

On December 21, 2023, the Company and the senior secured notes due 2029 purchasers amended the original placement of $35 million senior secured notes due 2029 for the sale of an additional $5 million senior secured notes due 2029 to original purchasers and the total warrants increased by 142,874 warrants with an exercise price of US$1.00 per warrant. The net proceeds from the sale of the additional notes will be used to repurchase $4.3 million principal amount of senior secure notes due 2029 from an original purchaser plus payment of accrued interest due of $251 thousand, with the balance expected to be used for general corporate purposes, including the transaction expenses and deposits to expand its current fleet of aircraft. No other substantial modification to the terms of the original $35 million senior secure notes due 2029 was made in the issuance of the additional notes.

Notes Payable is comprised of the following:

	For the Three Months Ended March 31, 2025	For the Year Ended December 31, 2024
Subscription Agreement	$35,684	$35,684
Less unamortized debt issuance costs, noncurrent	(5,772)	(5,955)
Total carrying amount	29,912	29,729
Less current maturities	—	—
Total long-term Note Payable	$29,912	$29,729

11. NOTE PAYABLE

On January 27, 2023, the Company announced an up to $5.0 million loan (the "Loan") with a key investor to provide working capital and additional liquidity to support GlobalX’s rapidly growing operations. The net proceeds of the Loan will be used to further the business objectives of the Company and to secure additional aircraft for charter operations.

The terms of the promissory note (the "Note") issued in connection with Loan include:

•
a maturity date of 6 months from the date of issuance (the “Maturity Date”) and the principal amount of the Note, together with any
•
accrued and unpaid interest, will be payable on the Maturity Date;
•
the Note bears interest at the rate of 20% per annum, accruing monthly and payable on the Maturity Date;
•
the principal amount of the Note will be advanced in two tranches of $2.5 million each. The first tranche was advanced within one business day and the second tranche will be advanced after the Company delivers a draw down notice, but subject to the lender receiving internal approval for the second tranche; and
•
the Note is unsecured, is not convertible and provides for no warrants.

As of December 31, 2023, the Company received $2.5 million from the loan and this balance was paid off in connection with the new $35.0 million secured notes closed on August 2, 2023. In addition, proceeds from these notes were used to pay pre-existing Subscription Agreement of $6.0 million and the outstanding balance related to debt costs and discounts of approximately $945 thousand was written off.

On August 2, 2023, the Company closed the placement of $35 million senior secure notes due 2029.

The terms of the senior secure notes include:

•
a term of 6 years and maturity date of June 30, 2029; with no principal payments due until maturity date;
•
the notes bear interest at a fixed rate of 15% per annum and include an upfront fee of 2% of the principal payment;
•
the Company is permitted to prepay all (but not less than all) of the notes beginning on July 1, 2025 subject to a redemption premium of: (i) 7.5% of the principal to be redeemed on or prior to August 2, 2026, (ii) 5.0% of the principal to be redeemed after August 2, 2026, or on or prior to August 2, 2027, (iii) 2.5% of the principal to be redeemed after August 2, 2027, or on or prior to August 2, 2028, (iv) 0% of the principal to be redeemed after August 2, 2028;
•
the investors will be issued 10 million warrants, each exercisable into one share of Class A common stock at an exercise price of $1.00 per share, with such warrants expiring on June 30, 2030;
•
each of the Company's material subsidiaries will guarantee the notes;
•
the notes and the related guarantees will be secured by a lien on substantially all of the property and assets of the Company and the guarantors of the notes.
•
financial covenants requirements as follows: minimum adjusted EBITDA of (i) $5,000,000 for the fiscal year ended December 31, 2023, (ii) $15,000,000 for the fiscal year ended December 31, 2024 and (iii) $25,000,000 for the fiscal year ended December 31, 2025;
•
minimum liquidity of $5,000,000 measured at each quarter end;
•
collateral substantially of all the Company's assets.

The Company determined that the terms of the warrants issued in the financing require the warrants to be classified as equity. Accordingly, upon issuance, the Company allocated and recorded debt issuance costs of $3.8 million related to warrants based on the relative fair value of the debt instrument along with a corresponding credit to additional paid in capital. As the warrants are classified as equity warrants the Company will not remeasure the warrants each accounting period.

The debt issuance costs resulting from the warrants along with other direct costs of the financing will be amortized to interest expense using the effective interest method. See footnote 10 of the Company's consolidated financial statements for more details of warrants.

On December 21, 2023, the Company, and the senior secure notes due 2029 purchasers amended the original placement of $35 million senior secure notes due 2029 for the sale of an additional $5M senior secure notes due 2029 to original purchasers and the total warrants increased by 142,874 warrants with an exercise price of US$1.00 per warrant. The net proceeds from the sale of the additional notes will be used to repurchase $4.3M principal amount of senior secure notes due 2029 from an original purchaser plus payment of accrued interest due of $251 thousand, with the balance expected to be used for general corporate purposes, including the transaction expenses and deposits to expand its current fleet of aircraft. No other substantial modification to the terms of the original $35 million senior secure notes due 2029 was made in the issuance of the additional notes.

Notes Payable is comprised of the following:

	2024	2023
Subscription Agreement	$35,684	$35,684
Less unamortized debt issuance costs, noncurrent	(5,955)	(6,509)
Total carrying amount	29,729	29,175
Less current maturities	—	—
Total long-term Note Payable	$29,729	$29,175